NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Details Textual) - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
GST tax receivable	$ 15,109			$ 11,647	$ 946
Income Tax Expense (Benefit)	0		$ 0	77,470	48,267
Research and development	$ 153,474	$ 3,879	$ 3,879	$ 134,319	$ 8,168
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	228,300,369		18,823,721	335,716,597	6,069,667
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	7,379,158		3,000,000	7,379,158	3,000,000
Machinery and Equipment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Property, Plant and Equipment, Useful Life				5 years